N-4	Oct. 27, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Oct. 27, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “
Important Information You Should Consider About the Contract
” section, the following changes are made:

•
In the “
Ongoing Fees and Expenses (annual charges)
” section of the “
FEES AND EXPENSES
” table, the minimum fee for Investment Options is 0.21% and the Lowest Annual Cost is $827. Additionally, the
maximum fee for Investment Options is 1.08%, and the Highest Annual Cost is $1,708.

In the “
Fee Tables
” section in the prospectus and the “
Additional Information About Fees
” section in the initial summary prospectus, the following changes are made:

•	In the “ Annual Fund Expenses ” table, the minimum Annual Fund Expenses is 0.21%, and the maximum Annual Fund Expenses is 1.08%.
•	In the “ Examples ” section, the following replaces the most expensive expense examples:

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.21%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.08%
Investment Options (of Other Amount) Minimum [Percent]	0.21%
Investment Options (of Other Amount) Maximum [Percent]	1.08%
Lowest Annual Cost [Dollars]	$ 827
Highest Annual Cost [Dollars]	$ 1,708
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,708	$5,299	$9,136	$19,921
(2) If you annuitize your Contract or you do
not
surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$1,708	$5,299	$9,136	$19,921
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$827	$2,589	$4,504	$10,058
(2) If you annuitize your Contract or you do
not
surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$827	$2,589	$4,504	$10,058

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,708
Surrender Expense, 1 Year, Minimum [Dollars]	827
Surrender Expense, 3 Years, Maximum [Dollars]	5,299
Surrender Expense, 3 Years, Minimum [Dollars]	2,589
Surrender Expense, 5 Years, Maximum [Dollars]	9,136
Surrender Expense, 5 Years, Minimum [Dollars]	4,504
Surrender Expense, 10 Years, Maximum [Dollars]	19,921
Surrender Expense, 10 Years, Minimum [Dollars]	10,058
Annuitized Expense, 1 Year, Maximum [Dollars]	1,708
Annuitized Expense, 1 Year, Minimum [Dollars]	827
Annuitized Expense, 3 Years, Maximum [Dollars]	5,299
Annuitized Expense, 3 Years, Minimum [Dollars]	2,589
Annuitized Expense, 5 Years, Maximum [Dollars]	9,136
Annuitized Expense, 5 Years, Minimum [Dollars]	4,504
Annuitized Expense, 10 Years, Maximum [Dollars]	19,921
Annuitized Expense, 10 Years, Minimum [Dollars]	10,058
No Surrender Expense, 1 Year, Maximum [Dollars]	1,708
No Surrender Expense, 1 Year, Minimum [Dollars]	827
No Surrender Expense, 3 Years, Maximum [Dollars]	5,299
No Surrender Expense, 3 Years, Minimum [Dollars]	2,589
No Surrender Expense, 5 Years, Maximum [Dollars]	9,136
No Surrender Expense, 5 Years, Minimum [Dollars]	4,504
No Surrender Expense, 10 Years, Maximum [Dollars]	19,921
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 10,058
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Capital Appreciation Fund 2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.63%%	16.89%	13.64%
	Dividend Value Fund 2, 3 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	9.75%	12.60%	8.77%
	Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	32.74%	16.43%	14.46%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPM	0.72%	None	0.72%	6.55%	12.89%	12.75%
	Nasdaq-100 ® Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	15.41%	17.75%	17.33%
	Stock Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	13.17%	15.59%	12.50%
	Systematic Core Fund 2, 3 Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	11.71%	14.80%	12.00
	Systematic Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	15.29%	11.59%	13.26%
	Systematic Value Fund 2, 3 Adviser: VALIC Sub-Adviser: Wellington Management	0.60%	None	0.60%	12.47%	13.48%	8.35%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.18%	14.20%	11.69%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	13.34%	13.15%	11.91%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. (d/b/a Boston Partners) and Wellington Management	0.82%	None	0.82%	3.31%	13.90%	7.67%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	1.60%	12.49%	8.35%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Small Cap Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: American Century Investment, Inc. and T. Rowe Price Associates, Inc.	0.89%	None	0.89%	2.41%	3.97%	8.86%
	Small Cap Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	0.73%	9.22%	6.32%
	Small Cap Special Values Fund 2 Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.90%	None	0.90%	-7.66%	11.31%	6.92%
	Small Cap Value Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	-2.78%	12.63%	5.49%
Global Equity (International and Domestic)	Global Strategy Fund 2, 3 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	9.68%	6.82%	3.43%
	International Socially Responsible Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	11.22%%	10.60%	7.42%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	1.02%%	None	1.02%	11.67%	7.03%	3.70%
	International Equities Index Fund 2, 3 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	12.32%	10.98%	5.58%
	International Growth Fund 2, 3 Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.84%	None	0.84%	18.44%	8.35%	7.21%
	International Opportunities Fund 2, 3 Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	10.84%	5.87%	5.54%
	International Value Fund 2, 3 Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	16.84%	13.30%	4.64%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	9.87%	3.96%	2.91%
	Science & Technology Fund 2, 3 Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.90%	None	0.90%	16.20%	15.03%	16.65%

Type	Fund – Share Class Adviser/Sub-Adviser 1	Current Expenses	Platform Charge 4	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.11%	None	0.11%	10.55%	10.88%	7.50%
	Asset Allocation Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	8.30%%	10.58%	6.16%
	Conservative Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.13%	None	0.13%	7.73%	5.68%	4.46%
	Moderate Allocation Lifestyle Fund 2, 3 Adviser: VALIC Sub-Adviser: JPMIM	0.10%	None	0.10%	9.14%	8.79%	6.49%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	5.68%%	-0.23%	1.70%
	Goldman Sachs VIT Government Money Market Fund 3 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.16%	2.42%	1.70%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	4.39%	-1.19%	0.98%
	High Yield Bond Fund 2, 3 Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	8.42%	5.39%	4.47%
	Inflation Protected Fund 2, 3 Adviser: VALIC Sub-Adviser: Wellington Management	0.60%	None	0.60%	3.51%	1.81%	2.17%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge	0.84%	None	0.84%	6.04%	-1.01%	0.97%

Portfolio Company Objective [Text Block]	Type
VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]	13.64%
VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.77%
VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	32.74%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	14.46%
VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPM
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.75%
VALIC Company I Nasdaq100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100 ® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	17.75%
Average Annual Total Returns, 10 Years [Percent]	17.33%
VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.50%
VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	14.80%
Average Annual Total Returns, 10 Years [Percent]	12.00%
VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	13.26%
VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	8.35%
VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	11.18%
Average Annual Total Returns, 5 Years [Percent]	14.20%
Average Annual Total Returns, 10 Years [Percent]	11.69%
VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	11.91%
VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. (d/b/a Boston Partners) and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.31%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	7.67%
VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	1.60%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.35%
VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	8.86%
VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	0.73%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	6.32%
VALIC Company I Small Cap Special Values Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Special Values Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(7.66%)
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	6.92%
VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.78%)
Average Annual Total Returns, 5 Years [Percent]	12.63%
Average Annual Total Returns, 10 Years [Percent]	5.49%
VALIC Company I Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.68%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	3.43%
VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.42%
VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	3.70%
VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	5.58%
VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	7.21%
VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	10.84%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	5.54%
VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	4.64%
VALIC Company I Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	3.96%
Average Annual Total Returns, 10 Years [Percent]	2.91%
VALIC Company I Science Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.20%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	16.65%
VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	7.50%
VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.30%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	6.16%
VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	4.46%
VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	6.49%
VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Institutional Shares
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	(1.19%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	4.47%
VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	2.17%
VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	0.97%